Description of the business and summary of significant accounting policies - Relevant events (Details) $ in Billions	Feb. 21, 2020	Jun. 20, 2019 MXN ($) item	Feb. 16, 2018 shares	Dec. 28, 2017 aircraft	Nov. 10, 2016	Feb. 17, 2010	May 09, 2005
Description of the business and summary of significant accounting policies
Notes issued		$ 1.5
Authorized amount under the program		$ 3.0
Maturity of notes		5 years
Term of authorization to provide air transportation services	20 years
Number of aircraft purchased | aircraft				80
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services						10 years	5 years
Volaris Costa Rica
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services					5 years
28-day TIIE
Description of the business and summary of significant accounting policies
Basis points		1.75%
Asset backed trust notes ("CEBUR"), in Mexican pesos
Description of the business and summary of significant accounting policies
Number of notes issued | item		15,000,000
Maturity of notes		5 years
Basis points		1.75%
Series B shares
Description of the business and summary of significant accounting policies
Conversion of equivalent number of shares | shares			45,968,598